OTHER GAINS AND LOSSES—NET	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES—NET
NOTE 8 - OTHER GAINS AND LOSSES - NET

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
Realized (losses) / gains on derivatives (A)		(35)	(49)	14
Losses reclassified from OCI as a result of hedge accounting discontinuation (B)		(6)	—	—
Unrealized gains / (losses) on derivatives at fair value through profit and loss - net (A)	4	16	33	(84)
Unrealized exchange gains from the remeasurement of monetary assets and liabilities - net	4	1	—	—
Impairment of assets (C)	16, 17	(43)	—	—
Restructuring costs (D)	24	(13)	(4)	(1)
(Losses) / gains on pension plan amendments (E)	23	(2)	1	36
(Losses) / gains on disposal (F)		(4)	(3)	186
Other		(3)	(1)	2
Total other gains and losses - net		(89)	(23)	153
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices. Unrealized and realized gains and losses are related to derivatives that do not qualify for hedge accounting.
(B)For the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for the second half of 2020 and 2021, to which hedge accounting was applied, were no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted in a €6 million loss.
(C)For the year ended December 31, 2020, an impairment charge of €43 million was recognized related to some A&T cash-generating units due to the downturn in the aerospace industry resulting from the COVID-19 pandemic and some AS&I cash-generating units as a result of the review of their long-term business perspectives.
(D)For the year ended December 31, 2020, restructuring costs amounted to €13 million related to headcount reductions in Europe and in the U.S.
(E)The Group amended one of its OPEB plans in the U.S. in 2018, which resulted in a €36 million gain for the year ended December 31, 2018.
(F)In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. For the year ended December 31, 2018, the transaction generated a €190 million net gain (See NOTE 31 - Subsidiaries and Operating Segments).